Annual Total Returns- Inverse Russell 2000 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - Inverse Russell 2000 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.07%)	(34.57%)	(53.27%)	(19.78%)	(2.34%)	(39.91%)	(27.14%)	18.08%	(39.16%)	(60.20%)